FINANCIAL INSTRUMENTS (Schedule of Sensitivity Analysis) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Profit or loss	₪ 3,609	₪ 4,187
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Profit or loss	₪ (277)	₪ 5,173